Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
TD Institutional U.S. Government Fund (First Prospectus Summary) | TD Institutional U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TD Institutional U.S. Government Fund
Risk/Return Supplement [Text Block]	cik0000949881_SupplementTextBlock

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional U.S. Government Fund

(Institutional Class and Institutional Service Class)

TD Institutional Treasury Obligations Money Market Fund

(Institutional Service Class)

(collectively, the "Funds" and each, a "Fund")

Supplement dated October 16, 2017 to the Prospectus of each Fund,

dated February 28, 2017 (the “Prospectus”)

The Board of Directors (the “Board”) of TD Asset Management USA Funds Inc. (the “Company”) approved an amended and restated administration agreement between TDAM USA Inc. (the “Administrator”) and the Company, on behalf of the Funds (the “A&R Administration Agreement”), effective October 12, 2017. Under the A&R Administration Agreement, each Fund will pay the Administrator an annual fee at a rate equal to 0.05% of such Fund's average daily net assets. Accordingly, the Prospectus is amended as follows:

The section of the Prospectus entitled “Summary - TD Institutional U.S. Government Fund - Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.

	Institutional Class		Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%		0.10%
Distribution (12b-1) Fees		None		None
Other Expenses
Shareholder Servicing Fees	None		0.25%
All Other Expenses*	0.10%		0.10%
Total Other Expenses		0.10%		0.35%
Total Annual Fund Operating Expenses		0.20%		0.45%

*	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary - TD Institutional U.S. Government Fund - Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional U.S. Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional U.S. Government Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255
Institutional Service Class	$46	$144	$252	$567

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional U.S. Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional U.S. Government Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement Closing [Text Block]	cik0000949881_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TD Institutional U.S. Government Fund (First Prospectus Summary) | TD Institutional U.S. Government Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	$ 255
TD Institutional U.S. Government Fund (First Prospectus Summary) | TD Institutional U.S. Government Fund | Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	252
10 Years	rr_ExpenseExampleYear10	$ 567

[1]	All Other Expenses have been restated to reflect current fees.